Share Capital (Details Narrative) - Veraxa Biotech Holding A G [Member]	6 Months Ended
Dec. 31, 2025 CHF (SFr) SFr / shares shares
Entity Information [Line Items]
PubCo shares issued | shares	100,000
PubCo par value | SFr / shares	SFr 1.00
PubCo value issued | SFr	SFr 100,000